Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000000137 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Account Value		$ 19,419	$ 19,419	$ 19,419	$ 16,918	$ 14,464	$ 16,860	$ 13,311	$ 12,192	$ 10,425	$ 12,164	$ 10,429	$ 9,585	$ 9,426
Average Annual Return, Percent		8.17%	8.47%	6.86%
C000000137 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Sales Charge
Average Annual Return, Percent		14.78%	9.76%	7.50%
C000000139 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Account Value		$ 18,941	$ 18,941	$ 18,941	16,626	14,325	16,827	13,406	12,393	10,689	12,581	10,879	10,082	10,000
Average Annual Return, Percent		12.93% [1]	8.86%	6.60%
C000000139 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		without Deferred Sales Charge
Average Annual Return, Percent		13.93%	8.86%	6.60%
C000000140 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Account Value		$ 21,063	$ 21,063	$ 21,063	18,303	15,610	18,150	14,302	13,072	11,153	12,986	11,108	10,188	10,000
Average Annual Return, Percent		15.08%	10.01%	7.73%
C000162280 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Account Value		$ 2,117,900	$ 2,117,900	$ 2,117,900	1,840,583	1,570,231	1,824,119	1,435,190	1,309,075	1,117,734	1,301,377	1,112,896	1,019,257	1,000,000
Average Annual Return, Percent		15.06%	10.10%	7.79%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index (broad-based index)
Account Value	[2]	$ 32,604	$ 32,604	$ 32,604	26,336	20,908	25,880	20,595	17,036	13,003	13,722	11,328	10,048	10,000
Average Annual Return, Percent	[2]	23.81%	13.86%	12.55%
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Index
Account Value		$ 25,070	$ 25,070	$ 25,070	$ 21,733	$ 18,539	$ 22,422	$ 18,292	$ 15,621	$ 11,966	$ 13,158	$ 11,102	$ 9,756	$ 10,000
Average Annual Return, Percent		15.34%	9.92%	9.63%

[1]	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
[2]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.